Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 SEK (kr)
Disclosure Of Borrowings [Line Items]
Maturity date	2030
Interest-bearing liabilities	kr 30,160			kr 37,696
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	21,837			23,499
Changes in fair value due to changes in credit risk 2020	(192)
Cumulative changes in fair value due to changes in credit risk 2020	kr 410
Notes and bond loans [Member] | Dec 30, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 200
Coupon	3.02%	3.02%	3.02%
Currency	USD
Maturity date	Dec 30, 2030
Interest-bearing liabilities	kr 1,698
Changes in fair value due to changes in credit risk 2020	68
Cumulative changes in fair value due to changes in credit risk 2020	kr 68
Notes and bond loans [Member] | Dec 23, 2020 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 170
Currency	USD
Maturity date	Dec 23, 2020
Interest-bearing liabilities				1,601
Changes in fair value due to changes in credit risk 2020	kr (16)
Notes and bond loans [Member] | May 15, 2022 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 1,000
Coupon	4.125%	4.125%	4.125%
Currency	USD
Maturity date	May 15, 2022
Interest-bearing liabilities	kr 8,537			9,695
Changes in fair value due to changes in credit risk 2020	(165)
Cumulative changes in fair value due to changes in credit risk 2020	kr 144
Notes and bond loans [Member] | Mar 1, 2021 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	0.875%	0.875%	0.875%
Currency	EUR
Maturity date	Mar 1, 2021
Interest-bearing liabilities	kr 5,034			5,267
Changes in fair value due to changes in credit risk 2020	(38)
Cumulative changes in fair value due to changes in credit risk 2020	kr 3
Notes and bond loans [Member] | Mar 1, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.875%	1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Interest-bearing liabilities	kr 5,290			5,512
Changes in fair value due to changes in credit risk 2020	(63)
Cumulative changes in fair value due to changes in credit risk 2020	kr 145
Notes and bond loans [Member] | Dec 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Coupon	2.741%	2.741%	2.741%
Currency	USD
Maturity date	Dec 22, 2025
Interest-bearing liabilities	kr 1,278			1,424
Changes in fair value due to changes in credit risk 2020	22
Cumulative changes in fair value due to changes in credit risk 2020	50
Bilateral loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	5,383			12,400
Changes in fair value due to changes in credit risk 2020	93
Cumulative changes in fair value due to changes in credit risk 2020	kr 51
Bilateral loans [Member] | Dec 18, 2025 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Currency	USD
Maturity date	Dec 18, 2025
Interest-bearing liabilities	kr 1,237			1,371
Changes in fair value due to changes in credit risk 2020	35
Cumulative changes in fair value due to changes in credit risk 2020	kr 9
Bilateral loans [Member] | November 6, 2020 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		684
Currency	USD
Maturity date	Nov 6, 2020
Interest-bearing liabilities				6,345
Changes in fair value due to changes in credit risk 2020	kr 32
Bilateral loans [Member] | June 15, 2023 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		220
Currency	USD
Maturity date	Jun 15, 2023
Interest-bearing liabilities	kr 1,826			2,078
Changes in fair value due to changes in credit risk 2020	(5)
Cumulative changes in fair value due to changes in credit risk 2020	kr 27
Bilateral loans [Member] | July 31, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 281
Currency	USD
Maturity date	July 31, 2024
Interest-bearing liabilities	kr 2,320			kr 2,606
Changes in fair value due to changes in credit risk 2020	31
Cumulative changes in fair value due to changes in credit risk 2020	kr 15